Inventory	12 Months Ended
Dec. 31, 2025
Disclosure Inventory Abstract
Inventory

18	Inventory

Accounting policy

Inventory is stated at the lower of the cost and the net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related fixed production overheads (based on normal operating capacity). The normal operating capacity is supported by the historical annual production. The idle capacity cost is calculated considering the reduction in the level of production due to unusual events and the level of production not achieved in the ramp-up period. Variable production overhead costs are included in inventory costs based on the actual production level. Imports in transit are stated at the accumulated cost of each import. At the end of the reporting period, the net realizable value of inventories is assessed and a provision for non-realizable losses on obsolete or slow-moving inventory may be recognized.

The provision for net realizable value is estimated considering the current selling price in the ordinary course of business, less any additional selling expenses. The write-downs and reversals are recognized within Cost of sales.

A provision for obsolete inventory, finished products, semi-finished products, raw materials and auxiliary materials is recognized when items cannot be used in normal production or sold because they are damaged or do not meet the Company’s specification and is recognized as “Other income and expenses”.

Slow-moving provision is recognized for inventory items that are in excess of the expected normal use or sale. The amount of slow-moving provision recognized is determined based on 20% of the carrying amount for each six-month period without use or sale and is recognized as “Other income and expenses”.

(a)	Composition

	2025	2024
Finished products	139,488	126,916
Semi-finished products	120,155	94,980
Raw materials	80,434	37,857
Auxiliary materials and consumables	128,503	105,160
Inventory provisions	(54,185)	(39,717)
	414,395	325,196
(b)	Changes in the provision of the year

	2025	2024
Balance at the beginning of the year	(39,717)	(38,510)
Additions	(41,333)	(30,258)
Reversals	28,871	21,663
Foreign exchange gains (losses)	(2,006)	5,445
Divestments	-	1,943
Balance at the end of year	(54,185)	(39,717)